Convertible Preferred Stock, Redeemable Common Stock and Common Stock - Schedule of Warrants Outstanding (Details) - $ / shares	Dec. 31, 2021	Oct. 31, 2021
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)	5,500,000	480,415
Issued in connection with IPO
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)	250,000
Warrant exercise price (in dollars per share)	$ 6.25
Issued as part of December 2021 private placement
Class of Warrant or Right [Line Items]
Warrants prior to conversion (in shares)	5,250,000
Warrant exercise price (in dollars per share)	$ 6.25